Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Disclosure of maximum exposure and effects of collateral and other credit enhancements

Maximum exposure and effect of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Exposure net of risk mitigation
Barclays Bank Group
As at 31 December 2024	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	180,365	—	—	—	—	180,365
Cash collateral and settlement balances	113,987	—	—	—	—	113,987
Loans and advances at amortised cost:
Retail mortgages	4,956	—	(22)	(4,922)	—	12
Retail credit cards	19,749	—	—	—	—	19,749
Retail other	3,918	—	(1,106)	(2,441)	(33)	338
Corporate loans	116,204	(3,006)	(1,104)	(57,458)	(4,536)	50,100
Total loans and advances at amortised cost	144,827	(3,006)	(2,232)	(64,821)	(4,569)	70,199
Of which credit-impaired (Stage 3):
Retail mortgages	278	—	—	(277)	—	1
Retail credit cards	308	—	—	—	—	308
Retail other	191	—	(21)	(162)	—	8
Corporate loans	1,261	—	(32)	(383)	(87)	759
Total credit-impaired loans and advances at amortised cost	2,038	—	(53)	(822)	(87)	1,076
Debt securities at amortised cost	50,227	—	—	(583)	(40)	49,604
Reverse repurchase agreements and other similar secured lending	3,393	—	—	(3,393)	—	—
Trading portfolio assets:
Debt securities	77,805	—	—	(657)	—	77,148
Traded loans	13,470	—	—	(878)	—	12,592
Total trading portfolio assets	91,275	—	—	(1,535)	—	89,740
Financial assets at fair value through the income statement:
Loans and advances	44,182	—	(17)	(40,401)	—	3,764
Debt securities	2,931	—	—	(182)	—	2,749
Reverse repurchase agreements	141,791	—	(2,429)	(138,924)	—	438
Other financial assets	85	—	—	—	—	85
Total financial assets at fair value through the income statement	188,989	—	(2,446)	(179,507)	—	7,036
Derivative financial instruments	292,356	(230,260)	(28,953)	(12,633)	(5,284)	15,226
Financial assets at fair value through other comprehensive income	51,010	—	—	(1,104)	(102)	49,804
Other assets	665	—	(1)	—	—	664
Assets held for sale	9,544	—	—	—	—	9,544
Total on-balance sheet	1,126,638	(233,266)	(33,632)	(263,576)	(9,995)	586,169

Off-balance sheet:
Contingent liabilities	26,565	—	(2,664)	(441)	(248)	23,212
Loan commitments	353,777	—	(550)	(51,812)	(1,840)	299,575
Total off-balance sheet	380,342	—	(3,214)	(52,253)	(2,088)	322,787

Total	1,506,980	(233,266)	(36,846)	(315,829)	(12,083)	908,956
Off-balance sheet exposures are shown gross of provisions of £420m (2023: £473m). See Note 23 for further details. In addition to the above, Barclays Bank Group holds forward starting reverse repos amounting to £108.6bn (2023: £54.3bn). These balances are fully collateralised. Corporate loans at amortised cost include £0.2bn (2023: £0.3bn) of CBILs and CLBILs supported by UK government guarantees of £0.1bn (2023: £0.2bn) which are included within the Risk transfer column in the table. Reported off-balance sheet loan commitments also include exposures relating to financial assets classified as assets held for sale.

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Exposure net of risk mitigation
Barclays Bank Group
As at 31 December 2023	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	189,686	—	—	—	—	189,686
Cash collateral and settlement balances	103,708	—	—	—	—	103,708
Loans and advances at amortised cost:
Retail mortgages	8,002	—	(13)	(7,976)	—	13
Retail credit cards	24,511	—	—	—	—	24,511
Retail other	3,366	—	(1,007)	(2,024)	(39)	296
Corporate loans	110,322	(3,876)	(1,111)	(51,105)	(5,222)	49,008
Total loans and advances at amortised cost	146,201	(3,876)	(2,131)	(61,105)	(5,261)	73,828
Of which credit-impaired (Stage 3):
Retail mortgages	395	—	—	(393)	—	2
Retail credit cards	296	—	—	—	—	296
Retail other	273	—	(23)	(245)	—	5
Corporate loans	887	—	(4)	(601)	(128)	154
Total credit-impaired loans and advances at amortised cost	1,851	—	(27)	(1,239)	(128)	457
Debt securities at amortised cost	39,046	—	—	(956)	(79)	38,011
Reverse repurchase agreements and other similar secured lending	1,103	—	—	(1,103)	—	—
Trading portfolio assets:
Debt securities	75,459	—	—	(521)	—	74,938
Traded loans	12,653	—	—	(189)	—	12,464
Total trading portfolio assets	88,112	—	—	(710)	—	87,402
Financial assets at fair value through the income statement:
Loans and advances	46,541	—	(47)	(39,998)	(4)	6,492
Debt securities	2,545	—	—	(221)	—	2,324
Reverse repurchase agreements	149,131	—	(3,416)	(145,292)	—	423
Other financial assets	81	—	—	—	—	81
Total financial assets at fair value through the income statement	198,298	—	(3,463)	(185,511)	(4)	9,320
Derivative financial instruments	256,111	(198,633)	(29,944)	(9,983)	(3,791)	13,760
Financial assets at fair value through other comprehensive income	51,421	—	—	(362)	(134)	50,925
Other assets	2,068	—	(1)	—	—	2,067
Assets held for sale	3,855	—	—	—	—	3,855
Total on-balance sheet	1,079,609	(202,509)	(35,539)	(259,730)	(9,269)	572,562

Off-balance sheet:
Contingent liabilities	26,829	—	(2,225)	(358)	(283)	23,963
Loan commitments	337,935	—	(1,486)	(37,596)	(1,709)	297,144
Total off-balance sheet	364,764	—	(3,711)	(37,954)	(1,992)	321,107

Total	1,444,373	(202,509)	(39,250)	(297,684)	(11,261)	893,669

Disclosure of loans and advances at amortised cost by product

Barclays Bank Group (audited)		Stage 2
As at 31 December 2024	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[1]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	4,537	9	—	141	150	310	4,997
Retail credit cards	17,629	2,449	256	248	2,953	1,724	22,306
Retail other	3,329	177	157	70	404	216	3,949
Corporate loans	107,194	7,944	137	66	8,147	1,654	116,995
Total loans and advances at amortised cost	132,689	10,579	550	525	11,654	3,904	148,247
Debt securities at amortised cost	47,077	3,170	—	—	3,170	—	50,247
Total loans and advances at amortised cost including debt securities	179,766	13,749	550	525	14,824	3,904	198,494

Impairment allowance
Retail mortgages	8	1	—	—	1	32	41
Retail credit cards	334	552	105	150	807	1,416	2,557
Retail other	5	1	—	—	1	25	31
Corporate loans	144	240	6	8	254	393	791
Total loans and advances at amortised cost	491	794	111	158	1,063	1,866	3,420
Debt securities at amortised cost	9	11	—	—	11	—	20
Total loans and advances at amortised cost including debt securities	500	805	111	158	1,074	1,866	3,440

Net exposure
Retail mortgages	4,529	8	—	141	149	278	4,956
Retail credit cards	17,295	1,897	151	98	2,146	308	19,749
Retail other	3,324	176	157	70	403	191	3,918
Corporate loans	107,050	7,704	131	58	7,893	1,261	116,204
Total loans and advances at amortised cost	132,198	9,785	439	367	10,591	2,038	144,827
Debt securities at amortised cost	47,068	3,159	—	—	3,159	—	50,227
Total loans and advances at amortised cost including debt securities	179,266	12,944	439	367	13,750	2,038	195,054

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	0.2	11.1	—	—	0.7	10.3	0.8
Retail credit cards	1.9	22.5	41.0	60.5	27.3	82.1	11.5
Retail other	0.2	0.6	—	—	0.2	11.6	0.8
Corporate loans	0.1	3.0	4.4	12.1	3.1	23.8	0.7
Total loans and advances at amortised cost	0.4	7.5	20.2	30.1	9.1	47.8	2.3
Debt securities at amortised cost	—	0.3	—	—	0.3	—	—
Total loans and advances at amortised cost including debt securities	0.3	5.9	20.2	30.1	7.2	47.8	1.7
Note
1Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, reverse repurchase agreements and other similar secured lending, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of
£169.6bn and an impairment allowance of £150m. This comprises £17m impairment allowance on £168.3bn Stage 1 exposure, £7m on £1.1bn Stage
2 exposure and £126m on £130m Stage 3 exposure. Loan commitments and financial guarantee contracts have total impairment allowance of £420m.

Barclays Bank Group (audited)		Stage 2
As at 31 December 2023	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[1]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	7,257	342	14	33	389	716	8,362
Retail credit cards	22,315	2,818	339	293	3,450	1,522	27,287
Retail other	2,734	210	71	88	369	308	3,411
Corporate loans	100,956	8,642	166	159	8,967	1,235	111,158
Total loans and advances at amortised cost	133,262	12,012	590	573	13,175	3,781	150,218
Debt securities at amortised cost	35,321	3,749	—	—	3,749	—	39,070
Total loans and advances at amortised cost including debt securities	168,583	15,761	590	573	16,924	3,781	189,288

Impairment allowance
Retail mortgages	11	23	3	2	28	321	360
Retail credit cards	412	805	145	188	1,138	1,226	2,776
Retail other	8	2	0	0	2	35	45
Corporate loans	179	295	7	7	309	348	836
Total loans and advances at amortised cost	610	1,125	155	197	1,477	1,930	4,017
Debt securities at amortised cost	7	17	—	—	17	—	24
Total loans and advances at amortised cost including debt securities	617	1,142	155	197	1,494	1,930	4,041

Net exposure
Retail mortgages	7,246	319	11	31	361	395	8,002
Retail credit cards	21,903	2,013	194	105	2,312	296	24,511
Retail other	2,726	208	71	88	367	273	3,366
Corporate loans	100,777	8,347	159	152	8,658	887	110,322
Total loans and advances at amortised cost	132,652	10,887	435	376	11,698	1,851	146,201
Debt securities at amortised cost	35,314	3,732	—	—	3,732	—	39,046
Total loans and advances at amortised cost including debt securities	167,966	14,619	435	376	15,430	1,851	185,247

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	0.2	6.7	21.4	6.1	7.2	44.8	4.3
Retail credit cards	1.8	28.6	42.8	64.2	33.0	80.6	10.2
Retail other	0.3	1.0	0.0	0.0	0.5	11.4	1.3
Corporate loans	0.2	3.4	4.2	4.4	3.4	28.2	0.8
Total loans and advances at amortised cost	0.5	9.4	26.3	34.4	11.2	51.0	2.7
Debt securities at amortised cost	—	0.5	—	—	0.5	—	0.1
Total loans and advances at amortised cost including debt securities	0.4	7.2	26.3	34.4	8.8	51.0	2.1
Note
1Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, reverse repurchase agreements and other similar secured lending, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of
£158.8bn and an impairment allowance of £145m. This comprises £14m impairment allowance on £158.5bn Stage 1 exposure, £1m on £0.2bn Stage
2 exposure and £130m on £136m Stage 3 exposure. Loan commitments and financial guarantee contracts have total impairment allowance of £473m.

Disclosure of movement in gross exposure and impairment allowance including provisions for loan commitments and financial guarantees
The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance.
Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. 'Net drawdowns, repayments, net-remeasurement and movements due to exposure and risk parameter changes' includes additional drawdowns and partial repayments from existing facilities. Additionally, the below tables do not include other financial assets subject to impairment such as debt securities at amortised cost, reverse repurchase agreements and other similar secured lending, cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets.
The movements are measured over a 12-month period.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2024	7,257	11	389	28	716	321	8,362	360
Transfers from Stage 1 to Stage 2	(231)	—	231	—	—	—	—	—
Transfers from Stage 2 to Stage 1	91	3	(91)	(3)	—	—	—	—
Transfers to Stage 3	(82)	—	(30)	(3)	112	3	—	—
Transfers from Stage 3	19	1	11	—	(30)	(1)	—	—
Business activity in the year	632	1	—	—	2	—	634	1
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	197	(2)	(2)	9	69	40	264	47
Final repayments	(893)	(1)	(45)	(1)	(86)	(3)	(1,024)	(5)
Disposals[1]	(2,453)	(5)	(313)	(29)	(461)	(316)	(3,227)	(350)
Write-offs	—	—	—	—	(12)	(12)	(12)	(12)
As at 31 December 2024	4,537	8	150	1	310	32	4,997	41

Retail credit cards
As at 1 January 2024	22,315	412	3,450	1,138	1,522	1,226	27,287	2,776
Transfers from Stage 1 to Stage 2	(1,503)	(51)	1,503	51	—	—	—	—
Transfers from Stage 2 to Stage 1	1,170	321	(1,170)	(321)	—	—	—	—
Transfers to Stage 3	(616)	(24)	(876)	(390)	1,492	414	—	—
Transfers from Stage 3	10	9	8	5	(18)	(14)	—	—
Business activity in the year	1,508	33	206	59	20	18	1,734	110
Refinements to models used for calculation[2]	—	5	—	2	—	4	—	11
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	1,039	(280)	728	506	(45)	973	1,722	1,199
Final repayments	(108)	(7)	(32)	(13)	(1)	—	(141)	(20)
Transfers to assets held for sale[3]	(5,495)	(64)	(689)	(161)	(57)	(46)	(6,241)	(271)
Disposals[1]	(691)	(20)	(175)	(69)	(249)	(219)	(1,115)	(308)
Write-offs	—	—	—	—	(940)	(940)	(940)	(940)
As at 31 December 2024	17,629	334	2,953	807	1,724	1,416	22,306	2,557

Retail other
As at 1 January 2024	2,734	8	369	2	308	35	3,411	45
Transfers from Stage 1 to Stage 2	(221)	—	221	—	—	—	—	—
Transfers from Stage 2 to Stage 1	86	—	(86)	—	—	—	—	—
Transfers to Stage 3	(148)	—	(53)	—	201	—	—	—
Transfers from Stage 3	82	—	47	—	(129)	—	—	—
Business activity in the year	1,159	1	—	—	—	—	1,159	1
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	1,640	—	36	—	74	13	1,750	13
Final repayments	(2,003)	(4)	(130)	(1)	(224)	(9)	(2,357)	(14)
Disposals	—	—	—	—	—	—	—	—
Write-offs	—	—	—	—	(14)	(14)	(14)	(14)
As at 31 December 2024	3,329	5	404	1	216	25	3,949	31
Notes
1The £3.2bn of gross disposals reported within Retail mortgages relate to sale of the Italian mortgage portfolio. The £1.1bn of  gross disposals reported within Retail credit cards include £0.9bn sale of outstanding US Cards receivables to Blackstone and £0.2bn of other debt sale undertaken during the year.
2Refinements to models used for calculation reported within Retail credit cards include a £11m movement in the calculated ECL for the US Cards portfolio.
These reflect model enhancements made during the year. Barclays Bank Group continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
3    Transfers to assets held for sale reported within Retail credit cards relate to a co-branded card portfolio within USCB.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Corporate loans
As at 1 January 2024	100,956	179	8,967	309	1,235	348	111,158	836
Transfers from Stage 1 to Stage 2	(2,586)	(15)	2,586	15	—	—	—	—
Transfers from Stage 2 to Stage 1	2,098	42	(2,098)	(42)	—	—	—	—
Transfers to Stage 3	(404)	(2)	(392)	(21)	796	23	—	—
Transfers from Stage 3	143	1	23	5	(166)	(6)	—	—
Business activity in the year	28,497	39	811	34	183	19	29,491	92
Refinements to models used for calculation[1]	—	18	—	51	—	—	—	69
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	3,957	(76)	198	—	6	270	4,161	194
Final repayments	(25,406)	(40)	(1,937)	(92)	(142)	(3)	(27,485)	(135)
Transfers to assets held for sale[2]	(49)	(1)	(9)	(3)	(1)	(1)	(59)	(5)
Disposals[3]	(12)	(1)	(2)	(2)	(2)	(2)	(16)	(5)
Write-offs	—	—	—	—	(255)	(255)	(255)	(255)
As at 31 December 2024	107,194	144	8,147	254	1,654	393	116,995	791

Reconciliation of ECL movement to credit impairment charge/(release) for the period	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
Retail mortgages	2	2	39	43
Retail credit cards	6	(101)	1,395	1,300
Retail other	(3)	(1)	4	—
Corporate loans	(33)	(50)	303	220
ECL movement excluding assets held for sale, disposals and write-offs[4]	(28)	(150)	1,741	1,563
ECL movement on loan commitments and financial guarantees	(12)	(23)	(18)	(53)
ECL movement on other financial assets	3	6	(4)	5
ECL movement on debt securities at amortised cost	2	(6)	—	(4)
Recoveries and reimbursements[5]	(20)	23	(42)	(39)
ECL charge on assets held for sale[6]				74
Total exchange and other adjustments				71
Total credit impairment charge for the year				1,617
Notes
1Refinements to models used for calculation reported within Corporate loans include a £69m movement in the calculated ECL for the IB portfolio. These reflect model enhancements made during the period. Barclays Bank Group continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring,external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
2Transfers to assets held for sale reported within Corporate loans relate to a co-branded card portfolio within USCB.
3The £16m of gross disposals reported within Corporate loans relate to debt sales undertaken during the year.
4In 2024, gross write-offs amounted to £1,221m and post write-off recoveries amounted to £28m. Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,193m.
5Recoveries and reimbursements include £11m of reimbursements expected to be received under the arrangement where Barclays Bank Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £28m.
6ECL charge on assets held for sale relate to the German consumer finance business.

Loan commitments and financial guarantees (audited)[1]	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2024	41	—	—	—	1	—	42	—
Net transfers between stages	—	—	—	—	—	—	—	—
Business activity in the year	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(16)	—	—	—	—	—	(16)	—
Limit management and final repayments	(7)	—	—	—	—	—	(7)	—
As at 31 December 2024	18	—	—	—	1	—	19	—

Retail credit cards
As at 1 January 2024	109,634	48	1,767	36	10	1	111,411	85
Net transfers between stages	(1,682)	20	1,675	(20)	7	—	—	—
Business activity in the year	15,489	11	160	3	1	—	15,650	14
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	2,467	(34)	(1,576)	11	(8)	—	883	(23)
Limit management and final repayments	(13,263)	(11)	(378)	(15)	—	—	(13,641)	(26)
As at 31 December 2024	112,645	34	1,648	15	10	1	114,303	50

Retail other
As at 1 January 2024	3,446	5	116	2	29	—	3,591	7
Net transfers between stages	(35)	—	23	—	12	—	—	—
Business activity in the year	741	2	1	—	—	—	742	2
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	621	(2)	(26)	(2)	(7)	—	588	(4)
Limit management and final repayments	(803)	—	(11)	—	(23)	—	(837)	—
As at 31 December 2024	3,970	5	103	—	11	—	4,084	5

Corporate loans
As at 1 January 2024	212,414	114	20,035	225	802	42	233,251	381
Net transfers between stages	1,240	29	(1,519)	(32)	279	3	—	—
Business activity in the year	50,350	33	1,650	30	192	—	52,192	63
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	10,133	(34)	(1,391)	65	(31)	(13)	8,711	18
Limit management and final repayments	(44,572)	(26)	(3,696)	(63)	(288)	(8)	(48,556)	(97)
As at 31 December 2024	229,565	116	15,079	225	954	24	245,598	365
Notes
1 Loan commitments reported also include financial assets classified as held for sale.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2023	10,458	12	362	25	978	356	11,798	393
Transfers from Stage 1 to Stage 2	(274)	—	274	—	—	—	—	—
Transfers from Stage 2 to Stage 1	93	6	(93)	(6)	—	—	—	—
Transfers to Stage 3	(84)	—	(57)	(5)	141	5	—	—
Transfers from Stage 3	9	—	28	1	(37)	(1)	—	—
Business activity in the year	339	1	—	—	—	—	339	1
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	(2,518)	(8)	(101)	14	(262)	(21)	(2,881)	(15)
Final repayments	(766)	—	(24)	(1)	(88)	(2)	(878)	(3)
Disposals	—	—	—	—	—	—	—	—
Write-offs	—	—	—	—	(16)	(16)	(16)	(16)
As at 31 December 2023	7,257	11	389	28	716	321	8,362	360

Retail credit cards
As at 1 January 2023	22,669	331	3,880	1,127	1,129	818	27,678	2,276
Transfers from Stage 1 to Stage 2	(1,515)	(42)	1,515	42	—	—	—	—
Transfers from Stage 2 to Stage 1	1,556	374	(1,556)	(374)	—	—	—	—
Transfers to Stage 3	(557)	(23)	(630)	(292)	1,187	315	—	—
Transfers from Stage 3	9	5	6	4	(15)	(9)	—	—
Business activity in the year	1,928	45	231	80	24	20	2,183	145
Refinements to models used for calculation[1]	—	(27)	—	(15)	—	(26)	—	(68)
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	(38)	(228)	479	620	(24)	850	417	1,242
Final repayments	(116)	(8)	(30)	(13)	(2)	(1)	(148)	(22)
Transfers to assets held for Sale[2]	(1,621)	(15)	(445)	(41)	(92)	(68)	(2,158)	(124)
Disposals[3]	—	—	—	—	(27)	(15)	(27)	(15)
Write-offs	—	—	—	—	(658)	(658)	(658)	(658)
As at 31 December 2023	22,315	412	3,450	1,138	1,522	1,226	27,287	2,776

Retail other
As at 1 January 2023	6,915	38	524	29	523	171	7,962	238
Transfers from Stage 1 to Stage 2	(693)	(3)	693	3	—	—	—	—
Transfers from Stage 2 to Stage 1	165	5	(165)	(5)	—	—	—	—
Transfers to Stage 3	(467)	(1)	(53)	(8)	520	9	—	—
Transfers from Stage 3	22	1	4	—	(26)	(1)	—	—
Business activity in the year	4,914	7	24	3	6	4	4,944	14
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	(2,046)	(11)	(70)	13	(136)	1	(2,252)	3
Final repayments	(4,515)	(8)	(300)	(1)	(372)	(11)	(5,187)	(20)
Transfers to assets held for Sale[2]	(1,561)	(20)	(288)	(32)	(84)	(60)	(1,933)	(112)
Disposals[3]	—	—	—	—	(85)	(40)	(85)	(40)
Write-offs	—	—	—	—	(38)	(38)	(38)	(38)
As at 31 December 2023	2,734	8	369	2	308	35	3,411	45
Notes
1Refinements to models used for calculation reported within Retail credit cards include a £43m movement in the calculated ECL for the US Cards portfolio and £(111)m movement in the German consumer finance business. These reflect model enhancements made during the year. Barclays Bank Group continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
2Transfers to assets held for sale reported within Retail credit cards and Retail other relate to the German Consumer Finance business.
3The £27m of gross disposals reported within Retail credit cards relate to debt sales undertaken during the year. The £85m of gross disposals reported within Retail other include £64m part sale of Wealth portfolio in Italy and £21m relate to debt sales undertaken during the year.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Corporate loans
As at 1 January 2023	100,121	304	10,484	275	940	293	111,545	872
Transfers from Stage 1 to Stage 2	(4,546)	(29)	4,546	29	—	—	—	—
Transfers from Stage 2 to Stage 1	3,488	53	(3,488)	(53)	—	—	—	—
Transfers to Stage 3	(329)	(7)	(374)	(16)	703	23	—	—
Transfers from Stage 3	69	1	196	3	(265)	(4)	—	—
Business activity in the year	23,136	36	846	27	39	14	24,021	77
Refinements to models used for calculation[1]	—	(61)	—	174	—	—	—	113
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	2,704	(79)	(753)	(65)	351	316	2,302	172
Final repayments	(23,301)	(36)	(2,376)	(39)	(282)	(52)	(25,959)	(127)
Disposals[2]	(386)	(3)	(114)	(26)	(108)	(99)	(608)	(128)
Write-offs	—	—	—	—	(143)	(143)	(143)	(143)
As at 31 December 2023	100,956	179	8,967	309	1,235	348	111,158	836

Reconciliation of ECL movement to credit impairment (release)/charge for the period	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
Retail mortgages	(1)	3	(19)	(17)
Retail credit cards	96	52	1,149	1,297
Retail other	(10)	5	2	(3)
Corporate loans	(122)	60	297	235
ECL movement excluding assets held for sale, disposals and write-offs[3]	(37)	120	1,429	1,512
ECL movement on loan commitments and financial guarantees	(67)	(12)	20	(59)
ECL movement on other financial assets	7	(7)	(7)	(7)
ECL movement on debt securities at amortised cost	(1)	(16)	—	(17)
Recoveries and reimbursements[4]	6	(1)	(46)	(41)
Total exchange and other adjustments				190
Total credit impairment charge for the year				1,578
Notes
1Refinements to models used for calculation reported within Corporate loans include a £93m movement in the calculated ECL for the UKCB and IB portfolios and £20m movement in Barclaycard Payments portfolio. These reflect model enhancements made during the period. Barclays Bank Group continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring,external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
2The £608m of gross disposals reported within Corporate loans relate to debt sales undertaken during the year.
3In 2023, gross write-offs amounted to £855m and post write-off recoveries amounted to £17m. Net write-offs represent gross write-offs less post write-off recoveries and amounted to £838m.
4Recoveries and reimbursements include £24m of reimbursements expected to be received under the arrangement where Barclays Bank Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £17m.

Loan commitments and financial guarantees (audited)[1]	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2023	61	—	1	—	5	—	67	—
Net transfers between stages	—	—	—	—	—	—	—	—
Business activity in the year	24	—	—	—	—	—	24	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	3	—	—	—	(4)	—	(1)	—
Limit management and final repayments	(47)	—	(1)	—	—	—	(48)	—
As at 31 December 2023	41	—	—	—	1	—	42	—

Retail credit cards
As at 1 January 2023	109,291	41	1,973	45	7	1	111,271	87
Net transfers between stages	(1,432)	31	1,423	(31)	9	—	—	—
Business activity in the year	17,403	12	183	10	1	—	17,587	22
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(4,260)	(29)	(1,365)	37	(7)	—	(5,632)	8
Limit management and final repayments	(11,368)	(7)	(447)	(25)	—	—	(11,815)	(32)
As at 31 December 2023	109,634	48	1,767	36	10	1	111,411	85

Retail other
As at 1 January 2023	4,497	—	79	—	64	—	4,640	—
Net transfers between stages	(125)	—	98	—	27	—	—	—
Business activity in the year	1,260	—	1	—	—	—	1,261	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(828)	5	(29)	2	(50)	—	(907)	7
Limit management and final repayments	(1,358)	—	(33)	—	(12)	—	(1,403)	—
As at 31 December 2023	3,446	5	116	2	29	—	3,591	7

Corporate loans
As at 1 January 2023	205,220	193	23,873	230	812	22	229,905	445
Net transfers between stages	2,371	22	(2,366)	(22)	(5)	—	—	—
Business activity in the year	54,918	27	2,270	43	39	2	57,227	72
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	3,567	(102)	67	20	227	23	3,861	(59)
Limit management and final repayments	(53,662)	(26)	(3,809)	(46)	(271)	(5)	(57,742)	(77)
As at 31 December 2023	212,414	114	20,035	225	802	42	233,251	381
              Note
1Loan commitments reported also include financial assets classified as held for sale.

Disclosure of management adjustments to models for impairment and Economic uncertainty management adjustments to models for impairment	Management adjustments are captured through “Economic uncertainty” and “Other” adjustments, and are presented by product below:

Management adjustments to models for impairment allowance presented by product (audited)[1]
Barclays Bank Group	Impairment allowance pre management adjustments[2]	Economic uncertainty adjustments (a)	Other adjustments[3] (b)	Management adjustments (a+b)	Total impairment allowance[4]	Proportion of management adjustments to total impairment allowance
As at 31 December 2024	£m	£m	£m	£m	£m	%
Retail mortgages	38	—	3	3	41	7.3
Retail credit cards	2,630	—	(23)	(23)	2,607	(0.9)
Retail other	32	—	4	4	36	11.1
Corporate loans	1,162	—	(6)	(6)	1,156	(0.5)
Total	3,862	—	(22)	(22)	3,840	(0.6)
Debt securities at amortised cost	27	—	(7)	(7)	20	(35.0)
Total including debt securities at amortised cost	3,889	—	(29)	(29)	3,860	(0.8)

As at 31 December 2023	£m	£m	£m	£m	£m	%
Retail mortgages	363	—	(3)	(3)	360	(0.8)
Retail credit cards	2,852	—	9	9	2,861	0.3
Retail other	62	—	(10)	(10)	52	(19.2)
Corporate loans	1,231	16	(30)	(14)	1,217	(1.2)
Total	4,508	16	(34)	(18)	4,490	(0.4)
Debt securities at amortised cost	24	—	—	—	24	—
Total including debt securities at amortised cost	4,532	16	(34)	(18)	4,514	(0.4)

Economic uncertainty adjustments presented by stage (audited)
	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2023	£m	£m	£m	£m
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	4	12	—	16
Total	4	12	—	16
Notes
1Positive values reflect an increase in impairment allowance and negative values reflect a reduction in the impairment allowance.
2Includes £3.7bn (2023: £4.0bn) of modelled ECL, £0.3bn (2023: £0.3bn) of individually assessed impairments, £0.1bn (2023: £0.2bn) of ECL from non-
modelled exposures and debt securities and excludes £(0.3)bn (2023: £nil) of ECL from assets held for sale (co-branded card portfolio).
3 Management adjustments related to other financial assets subject to impairment not included in the table above include financial assets at fair value through other comprehensive income £(2)m, reverse repurchase agreements £(2)m and cash collateral and settlement balances £(1)m within the IB portfolio.
4Total impairment allowance consists of ECL stock on drawn and undrawn exposures.

Management adjustments to models for impairment allowance presented by product (audited)
Barclays Bank Group	Impairment allowance pre management adjustments	Economic uncertainty adjustments (a)	Other adjustments (b)	Management adjustments (a+b)	Total impairment allowance	Proportion of management adjustments to total impairment allowance
As at 31 December 2024	£m	£m	£m	£m	£m	%
Retail credit cards - US	277	—	—	—	277	—
Retail credit cards - Germany[1]	101	—	16	16	117	13.7
Retail other - Germany[1]	80	—	17	17	97	17.5
Corporate loans - US	5	—	—	—	5	—
Total	463	—	33	33	496	6.7
As at 31 December 2023	£m	£m	£m	£m	£m	%
Retail credit cards - US	—	—	—	—	—	—
Retail credit cards - Germany[1]	111	—	14	14	125	11.2
Retail other - Germany[1]	96	—	17	17	113	15.0
Corporate loans - US	—	—	—	—	—	—
Total	207	—	31	31	238	13.0
Note:
1.Management adjustments of £33m (2023: £31m) include an adjustment for definition of default under the Capital Requirements Regulation (CRR) and an adjustment for recalibration of LGD to reflect revised recovery expectations partially offset by adjustments for model monitoring.

Disclosure of macroeconomic variables used in the calculation of ECL and Scenario probability weighting

Baseline	2024	2025	2026	2027	2028
As at 31 December 2024%		%	%	%	%
UK GDP[1]	1.0	1.4	1.5	1.6	1.5
UK unemployment[2]	4.3	4.4	4.5	4.4	4.4
UK HPI[3]	2.8	3.3	1.6	4.5	3.0
UK bank rate	5.1	4.3	4.0	4.0	3.8
US GDP[1]	2.7	2.0	2.0	2.0	2.0
US unemployment[4]	4.1	4.3	4.2	4.2	4.2
US HPI[5]	6.5	2.6	2.7	3.0	3.0
US federal funds rate	5.1	4.1	4.0	3.8	3.8

Downside 2
UK GDP[1]	1.0	(2.3)	(1.3)	2.6	2.3
UK unemployment[2]	4.3	6.2	8.1	6.6	5.5
UK HPI[3]	2.8	(24.8)	(5.2)	10.0	14.6
UK bank rate	5.1	3.5	1.7	0.6	1.1
US GDP[1]	2.7	(1.3)	(1.3)	3.3	2.9
US unemployment[4]	4.1	5.8	7.2	6.2	5.5
US HPI[5]	6.5	(8.0)	(0.7)	5.2	4.0
US federal funds rate	5.1	2.5	0.6	0.8	1.5

Downside 1
UK GDP[1]	1.0	(0.5)	0.1	2.1	1.9
UK unemployment[2]	4.3	5.3	6.3	5.5	5.0
UK HPI[3]	2.8	(11.6)	(1.8)	7.2	8.7
UK bank rate	5.1	3.9	2.9	2.3	2.4
US GDP[1]	2.7	0.3	0.4	2.7	2.4
US unemployment[4]	4.1	5.1	5.7	5.2	4.9
US HPI[5]	6.5	(2.7)	1.0	4.1	3.5
US federal funds rate	5.1	3.4	2.3	2.3	2.7

Upside 2
UK GDP[1]	1.0	3.0	3.7	2.9	2.4
UK unemployment[2]	4.3	3.8	3.4	3.5	3.5
UK HPI[3]	2.8	11.9	8.4	5.1	4.1
UK bank rate	5.1	3.9	2.9	2.8	2.8
US GDP[1]	2.7	2.8	3.1	2.8	2.8
US unemployment[4]	4.1	3.8	3.5	3.5	3.5
US HPI[5]	6.5	6.2	4.7	4.8	4.9
US federal funds rate	5.1	3.7	3.3	3.1	2.8

Upside 1
UK GDP[1]	1.0	2.2	2.6	2.2	2.0
UK unemployment[2]	4.3	4.1	4.0	4.0	4.0
UK HPI[3]	2.8	7.6	4.9	4.8	3.5
UK bank rate	5.1	4.1	3.5	3.4	3.3
US GDP[1]	2.7	2.4	2.6	2.4	2.4
US unemployment[4]	4.1	4.0	3.9	3.9	3.9
US HPI[5]	6.5	4.4	3.7	3.9	3.9
US federal funds rate	5.1	4.0	3.8	3.6	3.3

Baseline	2023	2024	2025	2026	2027
As at 31 December 2023%		%	%	%	%
UK GDP[1]	0.5	0.3	1.2	1.6	1.6
UK unemployment[2]	4.2	4.7	4.7	4.8	5.0
UK HPI[3]	(3.3)	(5.1)	0.7	3.1	5.3
UK bank rate	4.7	4.9	4.1	3.8	3.5
US GDP[1]	2.4	1.3	1.7	1.9	1.9
US unemployment[4]	3.7	4.3	4.3	4.3	4.3
US HPI[5]	5.4	3.4	3.0	3.3	3.3
US federal funds rate	5.1	5.0	3.9	3.8	3.8

Downside 2%		%	%	%	%
UK GDP[1]	0.5	(1.5)	(2.6)	2.4	1.6
UK unemployment[2]	4.2	5.2	7.9	6.3	5.5
UK HPI[3]	(3.3)	(19.3)	(16.8)	14.5	12.4
UK bank rate	4.7	6.6	1.3	1.0	1.0
US GDP[1]	2.4	(0.6)	(2.0)	3.1	2.0
US unemployment[4]	3.7	5.2	7.2	5.9	5.2
US HPI[5]	5.4	(6.5)	(5.7)	7.2	6.4
US federal funds rate	5.1	6.3	1.8	1.5	1.5

Downside 1%		%	%	%	%
UK GDP[1]	0.5	(0.6)	(0.7)	2.0	1.6
UK unemployment[2]	4.2	4.9	6.3	5.6	5.2
UK HPI[3]	(3.3)	(12.4)	(8.3)	8.7	8.8
UK bank rate	4.7	5.8	2.7	2.5	2.3
US GDP[1]	2.4	0.3	(0.2)	2.5	1.9
US unemployment[4]	3.7	4.7	5.8	5.1	4.8
US HPI[5]	5.4	(1.7)	(1.4)	5.2	4.8
US federal funds rate	5.1	5.7	2.9	2.8	2.8

Upside 2%		%	%	%	%
UK GDP[1]	0.5	2.4	3.7	2.9	2.4
UK unemployment[2]	4.2	3.9	3.5	3.6	3.6
UK HPI[3]	(3.3)	7.8	7.6	4.5	5.6
UK bank rate	4.7	4.3	2.7	2.5	2.5
US GDP[1]	2.4	2.8	3.1	2.8	2.8
US unemployment[4]	3.7	3.5	3.6	3.6	3.6
US HPI[5]	5.4	6.1	4.3	4.5	4.6
US federal funds rate	5.1	4.3	2.9	2.8	2.8

Upside 1%		%	%	%	%
UK GDP[1]	0.5	1.4	2.5	2.3	2.0
UK unemployment[2]	4.2	4.3	4.1	4.2	4.3
UK HPI[3]	(3.3)	1.2	4.1	3.8	5.4
UK bank rate	4.7	4.6	3.4	3.3	3.0
US GDP[1]	2.4	2.0	2.4	2.4	2.4
US unemployment[4]	3.7	3.9	3.9	4.0	4.0
US HPI[5]	5.4	4.7	3.7	3.9	3.9
US federal funds rate	5.1	4.7	3.5	3.3	3.3
Notes
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA house price index, relative to prior year end.

Scenario probability weighting (audited)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2024
Scenario probability weighting	17.4	26.8	32.5	14.7	8.6
As at 31 December 2023
Scenario probability weighting	13.8	24.7	32.4	18.3	10.8
Note
1For further details on changes to scenario weights see page 93.
Specific bases show the most extreme position of each variable in the context of the downside/upside scenarios, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios.
GDP and HPI downside and upside scenario data represents the lowest and highest points relative to the start point in the 20 quarter period.

Macroeconomic variables used in the calculation of ECL (specific bases) (audited)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2024
UK GDP[2]	15.0	11.6	1.4	0.2	(2.9)
UK unemployment[3]	3.4	3.9	4.4	6.5	8.4
UK HPI[4]	36.3	25.9	3.0	(11.3)	(26.8)
UK bank rate[3]	2.8	3.3	4.2	5.3	5.3
US GDP[2]	14.9	12.8	2.2	0.4	(2.1)
US unemployment[3]	3.5	3.8	4.2	5.9	7.5
US HPI[4]	30.1	24.4	3.5	1.1	(4.0)
US federal funds rate[3]	2.8	3.3	4.2	5.3	5.3
As at 31 December 2023
UK GDP[2]	13.4	9.6	1.1	(1.3)	(4.1)
UK unemployment[3]	3.5	3.9	4.7	6.5	8.3
UK HPI[4]	23.8	11.5	0.1	(22.5)	(35.0)
UK bank rate[3]	2.5	3.0	4.2	6.8	8.5
US GDP[2]	15.1	12.3	1.8	0.6	(1.7)
US unemployment[3]	3.4	3.5	4.2	5.9	7.5
US HPI[4]	27.4	23.5	3.7	0.4	(7.6)
US federal funds rate[3]	2.8	3.3	4.3	6.8	8.5
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables used in the calculation of ECL (5 year averages) (audited)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2024
UK GDP[5]	2.6	2.0	1.4	0.9	0.5
UK unemployment[6]	3.7	4.0	4.4	5.3	6.1
UK HPI[7]	6.4	4.7	3.0	0.8	(1.6)
UK bank rate[6]	3.5	3.9	4.2	3.3	2.4
US GDP[5]	2.9	2.5	2.2	1.7	1.2
US unemployment[6]	3.7	3.9	4.2	5.0	5.8
US HPI[7]	5.4	4.5	3.5	2.4	1.2
US federal funds rate[6]	3.6	4.0	4.2	3.2	2.1
As at 31 December 2023
UK GDP[5]	2.4	1.7	1.1	0.6	0.1
UK unemployment[6]	3.7	4.2	4.7	5.2	5.8
UK HPI[7]	4.4	2.2	0.1	(1.7)	(3.5)
UK bank rate[6]	3.3	3.8	4.2	3.6	2.9
US GDP[5]	2.8	2.3	1.8	1.4	0.9
US unemployment[6]	3.6	3.9	4.2	4.8	5.4
US HPI[7]	5.0	4.3	3.7	2.4	1.2
US federal funds rate[6]	3.6	4.0	4.3	3.9	3.2
Notes
1  UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP
= Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index. 20 quarter period starts from Q124 (2023: Q123).
2  Maximum growth relative to Q423 (2023: Q422), based on 20 quarter period in Upside scenarios; 5-year yearly average CAGR in Baseline; minimum growth relative to Q423 (2023: Q422), based on 20 quarter period in Downside scenarios.
3  Lowest quarter in Upside scenarios; 5-year average in Baseline; highest quarter in Downside scenarios. Period based on 20 quarters from Q124 (2023: Q123).
4  Maximum growth relative to Q423 (2023: Q422), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q423 (2023: Q422), based on 20 quarter period in Downside scenarios.
5  5-year yearly average CAGR, starting 2023 (2023: 2022).
6  5-year average. Period based on 20 quarters from Q124 (2023: Q123).
7  5-year quarter end CAGR, starting Q423 (2023: Q422).

Disclosure of ECL under 100% weighted scenarios for key modelled portfolios	The table below shows the Expected Credit Loss (ECL) assuming scenarios have been 100% weighted with the dispersion of results around the Baseline, highlighting the impact on exposure and ECL across the scenarios.
Model exposure uses exposure at default (EAD) values and is not directly comparable to gross exposure used in prior disclosures.

Barclays Bank Group (audited)	Scenarios[1]
As at 31 December 2024	Weighted[2]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Retail mortgages	9	9	9	9	9	9
Retail credit cards	45,377	45,328	45,352	45,377	45,429	45,462
Retail other	—	—	—	—	—	—
Corporate loans	193,873	194,752	194,413	194,151	193,208	189,985
Stage 1 Model ECL (£m)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	422	410	417	423	431	438
Retail other	—	—	—	—	—	—
Corporate loans	237	206	215	226	272	318
Stage 1 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	0.9	0.9	0.9	0.9	0.9	1.0
Retail other	—	—	—	—	—	—
Corporate loans	0.1	0.1	0.1	0.1	0.1	0.2
Stage 2 Model exposure (£m)
Retail mortgages	3	3	3	3	3	3
Retail credit cards	4,591	4,516	4,554	4,590	4,660	4,752
Retail other	—	—	—	—	—	—
Corporate loans	17,769	16,740	17,134	17,508	18,576	21,956
Stage 2 Model ECL (£m)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	1,024	976	999	1,023	1,070	1,127
Retail other	—	—	—	—	—	—
Corporate loans	464	373	404	439	569	813
Stage 2 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	22.3	21.6	21.9	22.3	23.0	23.7
Retail other	—	—	—	—	—	—
Corporate loans	2.6	2.2	2.4	2.5	3.1	3.7
Stage 3 Model exposure (£m)[3]
Retail mortgages	25	25	25	25	25	25
Retail credit cards	2,005	2,005	2,005	2,005	2,005	2,005
Retail other	—	—	—	—	—	—
Corporate loans	34	34	34	34	34	34
Stage 3 Model ECL (£m)
Retail mortgages	5	4	5	5	5	5
Retail credit cards	1,535	1,496	1,517	1,537	1,570	1,598
Retail other	—	—	—	—	—	—
Corporate loans[4]	25	25	25	25	25	25
Stage 3 Coverage (%)
Retail mortgages	20.0	16.0	20.0	20.0	20.0	20.0
Retail credit cards	76.6	74.6	75.7	76.7	78.3	79.7
Retail other	—	—	—	—	—	—
Corporate loans[4]	73.5	73.5	73.5	73.5	73.5	73.5
Total Model ECL (£m)
Retail mortgages	5	4	5	5	5	5
Retail credit cards	2,981	2,882	2,933	2,983	3,071	3,163
Retail other	—	—	—	—	—	—
Corporate loans[4]	726	604	644	690	866	1,156
Total Model ECL	3,712	3,490	3,582	3,678	3,942	4,324

Reconciliation to total ECL	£m
Total weighted model ECL	3,712
ECL from individually assessed exposures[4]	329
ECL from non-modelled exposures and others	103
ECL from debt securities at amortised cost	20
ECL from held for sale assets[1]	(282)
ECL from post model management adjustments[5]	(22)
Of which: ECL from economic uncertainty adjustments	—
Total ECL	3,860
Notes
1.Model exposure and ECL reported within Retail credit cards and Retail Other excludes the German consumer finance business, sale of which completed after the balance sheet date. Model exposure and ECL reported within Retail credit cards and Corporate loans continues to include a co-branded card portfolio, as the sale is expected to close in 2026.
2.Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach, as required for Barclays reported impairment allowance. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
3.Model exposures allocated to Stage 3 does not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at
31st December 2024 and not on macroeconomic scenario.
4.Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £329m is reported as an individually assessed impairment in the reconciliation table.
5.Includes negative operational management adjustments.

Barclays Bank Group (audited)	Scenarios[1]
As at 31 December 2023	Weighted[2]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Retail mortgages	2,858	2,891	2,877	2,856	2,828	2,785
Retail credit cards	49,088	49,021	49,041	49,059	49,161	49,241
Retail other	—	—	—	—	—	—
Corporate loans	157,168	159,242	158,560	157,681	155,431	152,198
Stage 1 Model ECL (£m)
Retail mortgages	4	4	4	4	5	5
Retail credit cards	446	423	435	447	460	474
Retail other	—	—	—	—	—	—
Corporate loans	241	211	223	238	260	276
Stage 1 Coverage (%)
Retail mortgages	0.1	0.1	0.1	0.1	0.2	0.2
Retail credit cards	0.9	0.9	0.9	0.9	0.9	1.0
Retail other	—	—	—	—	—	—
Corporate loans	0.2	0.1	0.1	0.2	0.2	0.2
Stage 2 Model exposure (£m)
Retail mortgages	357	324	338	359	387	430
Retail credit cards	4,624	4,535	4,577	4,621	4,679	4,758
Retail other	—	—	—	—	—	—
Corporate loans	19,630	17,386	18,125	19,126	21,485	24,859
Stage 2 Model ECL (£m)
Retail mortgages	30	22	25	29	36	42
Retail credit cards	1,191	1,113	1,150	1,189	1,243	1,307
Retail other	—	—	—	—	—	—
Corporate loans	516	390	435	488	617	833
Stage 2 Coverage (%)
Retail mortgages	8.4	6.8	7.4	8.1	9.3	9.8
Retail credit cards	25.8	24.5	25.1	25.7	26.6	27.5
Retail other	—	—	—	—	—	—
Corporate loans	2.6	2.2	2.4	2.6	2.9	3.4
Stage 3 Model exposure (£m)[3]
Retail mortgages	558	558	558	558	558	558
Retail credit cards	1,596	1,596	1,596	1,596	1,596	1,596
Retail other	—	—	—	—	—	—
Corporate loans	45	45	45	45	45	45
Stage 3 Model ECL (£m)
Retail mortgages	312	302	306	311	319	327
Retail credit cards	1,229	1,194	1,211	1,227	1,254	1,276
Retail other	—	—	—	—	—	—
Corporate loans[4]	29	29	29	29	29	29
Stage 3 Coverage (%)
Retail mortgages	55.9	54.1	54.8	55.7	57.2	58.6
Retail credit cards	77.0	74.8	75.9	76.9	78.6	79.9
Retail other	—	—	—	—	—	—
Corporate loans[4]	64.4	64.4	64.4	64.4	64.4	64.4
Total Model ECL (£m)
Retail mortgages	346	328	335	344	360	374
Retail credit cards	2,866	2,730	2,796	2,863	2,957	3,057
Retail other	—	—	—	—	—	—
Corporate loans[4]	786	630	687	755	906	1,138
Total Model ECL	3,998	3,688	3,818	3,962	4,223	4,569

Reconciliation to total ECL	£m
Total weighted model ECL	3,998
ECL from individually assessed exposures[4]	289
ECL from non-modelled exposures and others	221
ECL from debt securities at amortised cost	24
ECL from post model management adjustments[5]	(18)
Of which: ECL from economic uncertainty adjustments	16
Total ECL	4,514
Notes
1.Model exposure and ECL reported within Retail credit cards and Retail other excludes the German consumer finance business portfolio which has now been classified as assets held for sale.
2.Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach, as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
3.Model exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on an observable evidence of default as at 31st December 2023 and not on macroeconomic scenario.
4.Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £289m is reported as an individually assessed impairment in the reconciliation table.
5.Includes negative operational management adjustments
Disclosure of concentrations of credit risk by industry and geography	Credit risk concentration by Industry and Geography (audited)

Loans and advances at amortised cost net of impairment allowance
Industry	Geography
	United Kingdom	Americas	Europe	Others	Total
Barclays Bank Group
As at 31 December 2024	£m	£m	£m	£m	£m
Agriculture, Food and Forest Products	112	—	—	—	112
Mining and Quarrying	506	709	189	—	1,404
Manufacturing	3,168	1,418	828	349	5,763
Government and central bank	220	—	2	342	564
Banks	1,212	3,573	1,286	2,707	8,778
Energy and water	2,067	401	203	287	2,958
Materials and Building	11,255	2,815	399	218	14,687
Wholesale and retail distribution and leisure	5,931	831	294	616	7,672
Transport and storage	519	421	300	96	1,336
Home Loans	3,079	110	899	868	4,956
Business and other services	11,846	5,196	3,646	1,031	21,719
Other Financial Institutions	10,655	30,788	7,226	2,542	51,211
Cards, unsecured loans and other personal lending	1,826	20,081	993	767	23,667
Total loans and advances at amortised cost	52,396	66,343	16,265	9,823	144,827
Debt securities at amortised cost	15,822	18,062	15,123	1,220	50,227
Total loans and advances at amortised cost including debt	68,218	84,405	31,388	11,043	195,054
Contingent liabilities	6,442	10,742	5,514	2,879	25,577
Loan commitments	46,590	243,612	39,864	8,361	338,427
Total off-balance sheet[1]	53,032	254,354	45,378	11,240	364,004

As at 31 December 2023
Agriculture, Food and Forest Products	79	—	—	5	84
Mining and Quarrying	484	843	260	121	1,708
Manufacturing	3,693	1,279	826	416	6,214
Government and central bank	1,265	—	5	30	1,300
Banks	955	3,605	1,496	1,889	7,945
Energy and water	2,123	487	879	180	3,669
Materials and Building	10,111	2,620	446	113	13,290
Wholesale and retail distribution and leisure	5,097	1,061	481	452	7,091
Transport and storage	522	536	182	118	1,358
Home Loans	3,208	96	3,869	829	8,002
Business and other services	12,059	5,491	3,164	1,022	21,736
Other Financial Institutions	11,326	25,588	6,481	2,532	45,927
Cards, unsecured loans and other personal lending	911	24,855	1,382	729	27,877
Total loans and advances at amortised cost	51,833	66,461	19,471	8,436	146,201
Debt securities at amortised cost	17,599	9,910	9,980	1,557	39,046
Total loans and advances at amortised cost including debt	69,432	76,371	29,451	9,993	185,247
Contingent liabilities	7,156	10,263	5,919	2,225	25,563
Loan commitments	45,475	227,606	41,571	8,080	322,732
Total off-balance sheet[1]	52,631	237,869	47,490	10,305	348,295
Note
1The Off-balance sheet contingent liabilities and loan commitments excludes the fair value balance of £16,338m in 2024 (2023: £16,469m) and includes exposures relating to financial assets classified as assets held for sale.
Disclosure of Balance Sheet credit quality

Balance sheet credit quality (audited)
Barclays Bank Group	PD Range	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total
As at 31 December 2024		£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks		180,365	—	—	180,365	100	—	—	100
Cash collateral and settlement balances		98,590	15,371	26	113,987	87	13	—	100
Loans and advances at amortised cost
Retail mortgages		4,524	153	279	4,956	91	3	6	100
Retail credit cards		7,488	11,063	1,198	19,749	38	56	6	100
Retail other		3,217	503	198	3,918	82	13	5	100
Corporate loans		93,324	19,893	2,987	116,204	80	17	3	100
Total loans and advances at amortised cost		108,553	31,612	4,662	144,827	75	22	3	100
Debt securities at amortised cost		49,888	339	—	50,227	99	1	—	100
Reverse repurchase agreements and other similar secured lending		1,625	1,768	—	3,393	48	52	—	100
Trading portfolio assets:
Debt securities		65,785	11,478	542	77,805	84	15	1	100
Traded loans		2,543	7,442	3,485	13,470	19	55	26	100
Total trading portfolio assets		68,328	18,920	4,027	91,275	75	21	4	100
Financial assets at fair value through the income statement:
Loans and advances		24,252	19,357	573	44,182	55	44	1	100
Debt securities		1,722	1,156	53	2,931	59	39	2	100
Reverse repurchase agreements		103,589	37,565	637	141,791	73	27	—	100
Other financial assets		63	22	—	85	74	26	—	100
Total financial assets at fair value through the income statement		129,626	58,100	1,263	188,989	68	31	1	100
Derivative financial instruments		274,058	18,104	194	292,356	94	6	—	100
Financial assets at fair value through other comprehensive income		50,960	50	—	51,010	100	—	—	100
Other assets		594	68	3	665	90	10	—	100
Assets held for sale		1,178	8,235	131	9,544	12	87	1	100
Total on-balance sheet		963,765	152,567	10,306	1,126,638	85	14	1	100

As at 31 December 2023
Cash and balances at central banks		189,686	—	—	189,686	100	—	—	100
Cash collateral and settlement balances		93,911	9,789	8	103,708	91	9	—	100
Loans and advances at amortised cost
Retail mortgages		5,444	2,115	443	8,002	68	26	6	100
Retail credit cards		7,077	16,355	1,079	24,511	29	67	4	100
Retail other		2,687	403	276	3,366	80	12	8	100
Corporate loans		86,530	21,338	2,454	110,322	79	19	2	100
Total loans and advances at amortised cost		101,738	40,211	4,252	146,201	69	28	3	100
Debt securities at amortised cost		38,892	153	1	39,046	100	—	—	100
Reverse repurchase agreements and other similar secured lending		933	170	—	1,103	85	15	—	100
Trading portfolio assets:
Debt securities		65,430	9,642	387	75,459	86	13	1	100
Traded loans		4,006	5,893	2,754	12,653	32	46	22	100
Total trading portfolio assets		69,436	15,535	3,141	88,112	78	18	4	100
Financial assets at fair value through the income statement:
Loans and advances		29,436	16,830	275	46,541	63	36	1	100
Debt securities		1,412	1,091	42	2,545	55	43	2	100
Reverse repurchase agreements		112,799	35,988	344	149,131	76	24	—	100
Other financial assets		59	22	—	81	73	27	—	100
Total financial assets at fair value through the income statement		143,706	53,931	661	198,298	73	27	—	100
Derivative financial instruments		244,361	11,616	134	256,111	95	5	—	100
Financial assets at fair value through other comprehensive income		50,966	455	—	51,421	99	1	—	100
Other assets		2,011	54	3	2,068	97	3	—	100
Assets held for sale		1,110	2,618	127	3,855	29	68	3	100
Total on-balance sheet		936,750	134,532	8,327	1,079,609	87	12	1	100

Disclosure of analysis of credit risk profile by internal PD band for loans and advances at amortised cost, contingent liabilities and loan commitments
The below tables represent credit risk profiles by PD grade for loans and advances at amortised cost, contingent liabilities and loan commitments.
Stage 1 higher risk assets, presented gross of associated collateral held, are of weaker credit quality but have not significantly deteriorated since origination.
IFRS 9 Stage 1 and Stage 2 classification is not dependent solely on the absolute probability of default but on elements that determine a
Significant Increase in Credit Risk, including relative movement in probability of default since initial recognition. There is therefore no direct relationship between credit quality and IFRS 9 stage classification.

Credit risk profile by internal PD grade for retail mortgages (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	4	—	—	4	—	—	—	—	4	—
6-8	0.15 to <0.30%	Strong	2	—	—	2	—	—	—	—	2	—
9-11	0.30 to <0.60%	Strong	4,526	—	—	4,526	8	—	—	8	4,518	0.2
12-14	0.60 to <2.15%	Satisfactory	4	1	—	5	—	—	—	—	5	—
15-19	2.15 to <11.35%	Satisfactory	1	148	—	149	—	1	—	1	148	0.7
20-21	11.35 to <100%	Higher Risk	—	1	—	1	—	—	—	—	1	—
22	100%	Credit Impaired	—	—	310	310	—	—	32	32	278	10.3
Total			4,537	150	310	4,997	8	1	32	41	4,956	0.8

Credit risk profile by internal PD grade for retail credit cards[3] (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	1	—	—	1	—	—	—	—	1	—
4-5	0.05 to <0.15%	Strong	565	—	—	565	1	—	—	1	564	0.2
6-8	0.15 to <0.30%	Strong	2,562	2	—	2,564	7	—	—	7	2,557	0.3
9-11	0.30 to <0.60%	Strong	4,384	4	—	4,388	22	—	—	22	4,366	0.5
12-14	0.60 to <2.15%	Satisfactory	2,905	117	—	3,022	37	9	—	46	2,976	1.5
15-19	2.15 to <11.35%	Satisfactory	7,018	1,578	—	8,596	242	267	—	509	8,087	5.9
20-21	11.35 to <100%	Higher Risk	194	1,252	—	1,446	25	531	—	556	890	38.5
22	100%	Credit Impaired	—	—	1,724	1,724	—	—	1,416	1,416	308	82.1
Total			17,629	2,953	1,724	22,306	334	807	1,416	2,557	19,749	11.5

Credit risk profile by internal PD grade for retail other[3] (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	6	—	—	6	—	—	—	—	6	—
6-8	0.15 to <0.30%	Strong	17	—	—	17	—	—	—	—	17	—
9-11	0.30 to <0.60%	Strong	3,199	—	—	3,199	5	—	—	5	3,194	0.2
12-14	0.60 to <2.15%	Satisfactory	65	1	—	66	—	—	—	—	66	—
15-19	2.15 to <11.35%	Satisfactory	41	396	—	437	—	—	—	—	437	—
20-21	11.35 to <100%	Higher Risk	1	7	—	8	—	1	—	1	7	12.5
22	100%	Credit Impaired	—	—	216	216	—	—	25	25	191	11.6
Total			3,329	404	216	3,949	5	1	25	31	3,918	0.8

Credit risk profile by internal PD grade for corporate loans[3] (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	43,318	122	3	43,443	4	—	2	6	43,437	—
4-5	0.05 to <0.15%	Strong	21,947	145	—	22,092	8	—	—	8	22,084	—
6-8	0.15 to <0.30%	Strong	11,392	566	—	11,958	8	2	—	10	11,948	0.1
9-11	0.30 to <0.60%	Strong	15,549	326	—	15,875	18	2	—	20	15,855	0.1
12-14	0.60 to <2.15%	Satisfactory	12,017	2,988	—	15,005	49	20	—	69	14,936	0.5
15-19	2.15 to <11.35%	Satisfactory	2,854	2,243	—	5,097	50	90	—	140	4,957	2.7
20-21	11.35 to <100%	Higher Risk	117	1,757	—	1,874	7	140	—	147	1,727	7.8
22	100%	Credit Impaired	—	—	1,651	1,651	—	—	391	391	1,260	23.7
Total			107,194	8,147	1,654	116,995	144	254	393	791	116,204	0.7

Credit risk profile by internal PD grade for loans and advances at amortised cost[3] (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	43,319	122	3	43,444	4	—	2	6	43,438	—
4-5	0.05 to <0.15%	Strong	22,522	145	—	22,667	9	—	—	9	22,658	—
6-8	0.15 to <0.30%	Strong	13,973	568	—	14,541	15	2	—	17	14,524	0.1
9-11	0.30 to <0.60%	Strong	27,658	330	—	27,988	53	2	—	55	27,933	0.2
12-14	0.60 to <2.15%	Satisfactory	14,991	3,107	—	18,098	86	29	—	115	17,983	0.6
15-19	2.15 to <11.35%	Satisfactory	9,914	4,365	—	14,279	292	358	—	650	13,629	4.6
20-21	11.35 to <100%	Higher Risk	312	3,017	—	3,329	32	672	—	704	2,625	21.1
22	100%	Credit Impaired	—	—	3,901	3,901	—	—	1,864	1,864	2,037	47.8
Total			132,689	11,654	3,904	148,247	491	1,063	1,866	3,420	144,827	2.3

Credit risk profile by internal PD grade for retail mortgages (audited)
As at 31 December 2023			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	1	—	—	1	—	—	—	—	1	—
4-5	0.05 to <0.15%	Strong	3	—	—	3	—	—	—	—	3	—
6-8	0.15 to <0.30%	Strong	55	—	—	55	—	—	—	—	55	—
9-11	0.30 to <0.60%	Strong	5,392	—	—	5,392	7	—	—	7	5,385	0.1
12-14	0.60 to <2.15%	Satisfactory	1,803	78	—	1,881	4	—	—	4	1,877	0.2
15-19	2.15 to <11.35%	Satisfactory	3	252	—	255	—	17	—	17	238	6.7
20-21	11.35 to <100%	Higher Risk	—	59	—	59	—	11	—	11	48	18.6
22	100%	Credit Impaired	—	—	716	716	—	—	321	321	395	44.8
Total			7,257	389	716	8,362	11	28	321	360	8,002	4.3

Credit risk profile by internal PD grade for retail credit cards[3] (audited)
As at 31 December 2023			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	10	—	—	10	—	—	—	—	10	—
4-5	0.05 to <0.15%	Strong	488	—	—	488	1	—	—	1	487	0.2
6-8	0.15 to <0.30%	Strong	2,394	2	—	2,396	7	—	—	7	2,389	0.3
9-11	0.30 to <0.60%	Strong	4,210	3	—	4,213	22	—	—	22	4,191	0.5
12-14	0.60 to <2.15%	Satisfactory	8,360	125	—	8,485	109	12	—	121	8,364	1.4
15-19	2.15 to <11.35%	Satisfactory	6,699	2,051	—	8,750	254	505	—	759	7,991	8.7
20-21	11.35 to <100%	Higher Risk	154	1,269	—	1,423	19	621	—	640	783	45.0
22	100%	Credit Impaired	—	—	1,522	1,522	—	—	1,226	1,226	296	80.6
Total			22,315	3,450	1,522	27,287	412	1,138	1,226	2,776	24,511	10.2

Credit risk profile by internal PD grade for retail other[3] (audited)
As at 31 December 2023			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	3	—	—	3	—	—	—	—	3	—
6-8	0.15 to <0.30%	Strong	8	—	—	8	—	—	—	—	8	—
9-11	0.30 to <0.60%	Strong	2,684	—	—	2,684	8	—	—	8	2,676	0.3
12-14	0.60 to <2.15%	Satisfactory	25	1	—	26	—	—	—	—	26	—
15-19	2.15 to <11.35%	Satisfactory	14	364	—	378	—	1	—	1	377	0.3
20-21	11.35 to <100%	Higher Risk	—	4	—	4	—	1	—	1	3	25.0
22	100%	Credit Impaired	—	—	308	308	—	—	35	35	273	11.4
Total			2,734	369	308	3,411	8	2	35	45	3,366	1.3

Credit risk profile by internal PD grade for corporate loans (audited)
As at 31 December 2023			Gross carrying amount				Allowance for ECL				Net exposure	Coverag e ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	37,180	143	4	37,327	—	—	2	2	37,325	—
4-5	0.05 to <0.15%	Strong	21,498	92	—	21,590	12	—	—	12	21,578	0.1
6-8	0.15 to <0.30%	Strong	10,447	318	—	10,765	8	2	—	10	10,755	0.1
9-11	0.30 to <0.60%	Strong	16,579	327	—	16,906	31	3	—	34	16,872	0.2
12-14	0.60 to <2.15%	Satisfactory	12,129	3,412	—	15,541	55	28	—	83	15,458	0.5
15-19	2.15 to <11.35%	Satisfactory	3,029	3,034	—	6,063	64	119	—	183	5,880	3.0
20-21	11.35 to <100%	Higher Risk	94	1,641	—	1,735	9	157	—	166	1,569	9.6
22	100%	Credit Impaired	—	—	1,231	1,231	—	—	346	346	885	28.1
Total			100,956	8,967	1,235	111,158	179	309	348	836	110,322	0.8

Credit risk profile by internal PD grade for loans and advances at amortised cost[3] (audited)
As at 31 December 2023			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	37,191	143	4	37,338	—	—	2	2	37,336	—
4-5	0.05 to <0.15%	Strong	21,992	92	—	22,084	13	—	—	13	22,071	0.1
6-8	0.15 to <0.30%	Strong	12,904	320	—	13,224	15	2	—	17	13,207	0.1
9-11	0.30 to <0.60%	Strong	28,865	330	—	29,195	68	3	—	71	29,124	0.2
12-14	0.60 to <2.15%	Satisfactory	22,317	3,616	—	25,933	168	40	—	208	25,725	0.8
15-19	2.15 to <11.35%	Satisfactory	9,745	5,701	—	15,446	318	642	—	960	14,486	6.2
20-21	11.35 to <100%	Higher Risk	248	2,973	—	3,221	28	790	—	818	2,403	25.4
22	100%	Credit Impaired	—	—	3,777	3,777	—	—	1,928	1,928	1,849	51.0
Total			133,262	13,175	3,781	150,218	610	1,477	1,930	4,017	146,201	2.7

Credit risk profile by internal PD grade for contingent liabilities[1] (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	9,351	310	—	9,661	1	1	—	2	9,659	—
4-5	0.05 to <0.15%	Strong	4,934	—	—	4,934	2	—	—	2	4,932	—
6-8	0.15 to <0.30%	Strong	2,717	391	—	3,108	2	—	—	2	3,106	0.1
9-11	0.30 to <0.60%	Strong	2,177	119	—	2,296	4	—	—	4	2,292	0.2
12-14	0.60 to <2.15%	Satisfactory	2,309	563	—	2,872	12	7	—	19	2,853	0.7
15-19	2.15 to <11.35%	Satisfactory	730	937	—	1,667	21	36	—	57	1,610	3.4
20-21	11.35 to <100%	Higher Risk	29	515	—	544	—	82	—	82	462	15.1
22	100%	Credit Impaired	—	—	495	495	—	—	16	16	479	3.2
Total			22,247	2,835	495	25,577	42	126	16	184	25,393	0.7

Credit risk profile by internal PD grade for contingent liabilities[1] (audited)
As at 31 December 2023			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	9,071	79	—	9,150	1	—	—	1	9,149	—
4-5	0.05 to <0.15%	Strong	3,337	3	—	3,340	2	—	—	2	3,338	0.1
6-8	0.15 to <0.30%	Strong	3,211	157	—	3,368	3	1	—	4	3,364	0.1
9-11	0.30 to <0.60%	Strong	2,848	285	—	3,133	3	4	—	7	3,126	0.2
12-14	0.60 to <2.15%	Satisfactory	2,388	701	—	3,089	8	6	—	14	3,075	0.5
15-19	2.15 to <11.35%	Satisfactory	1,501	1,027	—	2,528	27	41	—	68	2,460	2.7
20-21	11.35 to <100%	Higher Risk	17	355	—	372	1	61	—	62	310	16.7
22	100%	Credit Impaired	—	—	583	583	—	—	22	22	561	3.8
Total			22,373	2,607	583	25,563	45	113	22	180	25,383	0.7

Credit risk profile by internal PD grade for loan commitments[1,2] (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to < 0.05%	Strong	86,137	320	—	86,457	3	—	—	3	86,454	—
4-5	0.05 to < 0.15%	Strong	68,407	93	—	68,500	8	—	—	8	68,492	—
6-8	0.15 to < 0.30%	Strong	56,893	951	—	57,844	12	1	—	13	57,831	—
9-11	0.30 to < 0.60%	Strong	54,576	736	—	55,312	19	1	—	20	55,292	—
12-14	0.60 to < 2.15%	Satisfactory	45,417	2,710	—	48,127	31	11	—	42	48,085	0.1
15-19	2.15 to < 11.35%	Satisfactory	11,878	5,779	—	17,657	39	45	—	84	17,573	0.5
20-21	11.35 to < 100%	Higher Risk	643	3,406	—	4,049	1	56	—	57	3,992	1.4
22	100%	Credit Impaired	—	—	481	481	—	—	9	9	472	1.9
Total			323,951	13,995	481	338,427	113	114	9	236	338,191	0.1

Credit risk profile by internal PD grade for loan commitments[1,2] (audited)
As at 31 December 2023			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to < 0.05%	Strong	70,899	692	—	71,591	2	—	—	2	71,589	—
4-5	0.05 to < 0.15%	Strong	63,058	277	—	63,335	6	1	—	7	63,328	—
6-8	0.15 to < 0.30%	Strong	55,992	2,524	—	58,516	12	1	—	13	58,503	—
9-11	0.30 to < 0.60%	Strong	54,685	1,242	—	55,927	21	1	—	22	55,905	—
12-14	0.60 to < 2.15%	Satisfactory	45,196	3,647	—	48,843	36	14	—	50	48,793	0.1
15-19	2.15 to < 11.35%	Satisfactory	12,758	7,334	—	20,092	43	61	—	104	19,988	0.5
20-21	11.35 to < 100%	Higher Risk	574	3,595	—	4,169	2	72	—	74	4,095	1.8
22	100%	Credit Impaired	—	—	259	259	—	—	21	21	238	8.1
Total			303,162	19,311	259	322,732	122	150	21	293	322,439	0.1
Notes
1Excludes loan commitments and financial guarantees carried at fair value of £16.3bn (2023: 16.5bn) for Barclays Bank Group.
2Reported loan commitments also include exposures relating to financial assets classified as assets held for sale.
3Exposures reported within Retail credit cards, Retail other and Corporate loans does not include the German Consumer Finance business and a co-branded card portfolio (2024) which is classified as assets held for sale.

Credit risk profile by internal PD grade classified as assets held for sale for Retail credit cards - US (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	—	—	—	—	—	—	—	—	—	—
6-8	0.15 to <0.30%	Strong	—	—	—	—	—	—	—	—	—	—
9-11	0.30 to <0.60%	Strong	—	—	—	—	—	—	—	—	—	—
12-14	0.60 to <2.15%	Satisfactory	5,495	—	—	5,495	64	—	—	64	5,431	1.2
15-19	2.15 to <11.35%	Satisfactory	—	689	—	689	—	161	—	161	528	23.4
20-21	11.35 to <100%	Higher Risk	—	—	—	—	—	—	—	—	—	—
22	100%	Credit Impaired	—	—	57	57	—	—	46	46	11	80.7
Total			5,495	689	57	6,241	64	161	46	271	5,970	4.3

Credit risk profile by internal PD grade classified as assets held for sale for Retail credit cards - Germany (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	62	—	—	62	—	—	—	—	62	—
4-5	0.05 to <0.15%	Strong	289	—	—	289	1	—	—	1	288	0.3
6-8	0.15 to <0.30%	Strong	152	—	—	152	1	—	—	1	151	0.7
9-11	0.30 to <0.60%	Strong	250	—	—	250	1	—	—	1	249	0.4
12-14	0.60 to <2.15%	Satisfactory	928	5	—	933	9	—	—	9	924	1.0
15-19	2.15 to <11.35%	Satisfactory	227	229	—	456	6	15	—	21	435	4.6
20-21	11.35 to <100%	Higher Risk	—	73	—	73	—	14	—	14	59	19.2
22	100%	Credit Impaired	—	—	93	93	—	—	69	69	24	74.2
Total			1,908	307	93	2,308	18	29	69	116	2,192	5.0

Credit risk profile by internal PD grade classified as assets held for sale for Retail other - Germany (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	1	—	—	1	—	—	—	—	1	—
4-5	0.05 to <0.15%	Strong	25	—	—	25	—	—	—	—	25	—
6-8	0.15 to <0.30%	Strong	110	—	—	110	—	—	—	—	110	—
9-11	0.30 to <0.60%	Strong	294	—	—	294	1	—	—	1	293	0.3
12-14	0.60 to <2.15%	Satisfactory	534	17	—	551	6	4	—	10	541	1.8
15-19	2.15 to <11.35%	Satisfactory	170	182	—	352	9	22	—	31	321	8.8
20-21	11.35 to <100%	Higher Risk	—	21	—	21	—	7	—	7	14	33.3
22	100%	Credit Impaired	—	—	71	71	—	—	48	48	23	67.6
Total			1,134	220	71	1,425	16	33	48	97	1,328	6.8

Credit risk profile by internal PD grade classified as assets held for sale for Corporate loans - US (audited)
As at 31 December 2024			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	—	—	—	—	—	—	—	—	—	—
6-8	0.15 to <0.30%	Strong	—	—	—	—	—	—	—	—	—	—
9-11	0.30 to <0.60%	Strong	—	—	—	—	—	—	—	—	—	—
12-14	0.60 to <2.15%	Satisfactory	49	—	—	49	1	—	—	1	48	2.0
15-19	2.15 to <11.35%	Satisfactory	—	9	—	9	—	3	—	3	6	33.3
20-21	11.35 to <100%	Higher Risk	—	—	—	—	—	—	—	—	—	—
22	100%	Credit Impaired	—	—	1	1	—	—	1	1	—	100.0
Total			49	9	1	59	1	3	1	5	54	8.5

Credit risk profile by internal PD grade classified as assets held for sale for Retail credit cards - Germany (audited)
As at 31 December 2023			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	52	—	—	52	—	—	—	—	52	—
4-5	0.05 to <0.15%	Strong	232	—	—	232	—	—	—	—	232	—
6-8	0.15 to <0.30%	Strong	148	—	—	148	—	—	—	—	148	—
9-11	0.30 to <0.60%	Strong	226	—	—	226	1	—	—	1	225	0.4
12-14	0.60 to <2.15%	Satisfactory	755	74	—	829	8	5	—	13	816	1.6
15-19	2.15 to <11.35%	Satisfactory	208	302	—	510	6	22	—	28	482	5.5
20-21	11.35 to <100%	Higher Risk	—	69	—	69	—	14	—	14	55	20.3
22	100%	Credit Impaired	—	—	92	92	—	—	68	68	24	73.9
Total			1,621	445	92	2,158	15	41	68	124	2,034	5.7

Credit risk profile by internal PD grade classified as assets held for sale for Retail other - Germany (audited)
As at 31 December 2023			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Barclays Bank Group
1-3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—
4-5	0.05 to <0.15%	Strong	16	—	—	16	—	—	—	—	16	—
6-8	0.15 to <0.30%	Strong	90	—	—	90	—	—	—	—	90	—
9-11	0.30 to <0.60%	Strong	348	—	—	348	1	—	—	1	347	0.3
12-14	0.60 to <2.15%	Satisfactory	791	18	—	809	8	2	—	10	799	1.2
15-19	2.15 to <11.35%	Satisfactory	316	240	—	556	11	24	—	35	521	6.3
20-21	11.35 to <100%	Higher Risk	—	30	—	30	—	6	—	6	24	20.0
22	100%	Credit Impaired	—	—	84	84	—	—	60	60	24	71.4
Total			1,561	288	84	1,933	20	32	60	112	1,821	5.8

Disclosure of loans and advances to customers classified as assets held for sale	Loans and advances by product

Loans and advances to customers classified as assets held for sale (audited)
	Stage 1			Stage 2			Stage 3			Total
	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage
As at 31 December 2024	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%
Retail credit cards - US	5,495	64	1.2	689	161	23.4	57	46	80.7	6,241	271	4.3
Retail credit cards - Germany	1,908	18	0.9	307	29	9.4	93	69	74.2	2,308	116	5.0
Retail other - Germany	1,134	16	1.4	220	33	15.0	71	48	67.6	1,425	97	6.8
Corporate loans - US	49	1	2.0	9	3	33.3	1	1	100.0	59	5	8.5
Total	8,586	99	1.2	1,225	226	18.4	222	164	73.9	10,033	489	4.9

As at 31 December 2023
Retail credit cards - US	—	—	—	—	—	—	—	—	—	—	—	—
Retail credit cards - Germany	1,621	15	0.9	445	41	9.2	92	68	73.9	2,158	124	5.7
Retail other - Germany	1,561	20	1.3	288	32	11.1	84	60	71.4	1,933	112	5.8
Corporate loans - US	—	—	—	—	—	—	—	—	—	—	—	—
Total	3,182	35	1.1	733	73	10.0	176	128	72.7	4,091	236	5.8
A detailed
analysis of the disposal group is presented below. The 2024 disposal group includes the German Consumer Finance Business within Head
Office and  the US Cards portfolio within USCB. The 2023 Disposal Group includes the German Consumer Finance Business:

As at 31 December	2024	2023
	£m	£m
Assets included in disposal groups classified as held for sale
Loans and advances to customers	9,544	3,855
Intangible assets	25	15
Property, plant and equipment	24	24
Other assets	260	22
Total assets classified as held for sale	9,854	3,916

Liabilities included in disposal groups classified as held for sale
Deposits from customers	3,647	3,077
Other liabilities	77	83
Provisions	2	4
Total liabilities classified as held for sale	3,726	3,164

Net assets classified as held for sale	6,128	752

Disclosure of management Value at Risk	The daily average, high and low values of management VaR

Management VaR (95%, one day) (audited)
	2024			2023
For the year ended 31 December 2024	Average	High	Low	Average	High	Low
	£m	£m	£m	£m	£m	£m
Credit risk	21	27	17	40	57	22
Interest rate risk	15	25	6	15	25	9
Equity risk	6	12	2	6	10	3
Basis risk	5	8	4	13	24	8
Spread risk	5	7	3	9	14	6
Foreign exchange risk	4	9	2	4	9	1
Commodity risk	—	1	—	—	1	—
Inflation risk	4	5	2	7	11	2
Diversification effect[1]	(34)	n/a	n/a	(52)	n/a	n/a
Total management VaR	26	36	15	42	60	24
Note
1Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Disclosure of contractual maturity of financial assets and liabilities	The table below provides detail on the contractual maturity of all financial instruments and other assets and liabilities. Derivatives (other than those designated in a hedging relationship) and trading portfolio assets and liabilities are included in the ‘not more than one month’
column at their fair value. Liquidity risk on these items is not managed on the basis of contractual maturity since these items are not held for settlement according to such maturity and will frequently be settled before contractual maturity at fair value. Derivatives designated in a hedging relationship are included according to their contractual maturity.

Contractual maturity of financial assets and liabilities (audited)
Barclays Bank Group	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
As at 31 December 2024	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	180,365	—	—	—	—	—	—	180,365
Cash collateral and settlement balances	76,805	37,182	—	—	—	—	—	113,987
Debt Securities at amortised cost	233	352	1,710	1,194	15,393	11,921	19,424	50,227
Loans and advances at amortised cost to banks and customers	22,523	5,207	7,067	16,544	45,701	22,641	25,144	144,827
Reverse repurchase agreements and other similar secured lending	299	37	292	110	1,675	980	—	3,393
Trading portfolio assets	166,244	—	—	—	—	—	—	166,244
Financial assets at fair value through the income statement	152,022	11,628	4,467	4,471	10,082	6,099	3,076	191,845
Derivative financial instruments	291,580	19	333	—	268	23	133	292,356
Financial assets at fair value through other comprehensive income	1,421	1,002	110	233	5,747	12,147	30,350	51,010
Assets included in disposal groups classified as held for sale	—	3,710	—	—	6,144	—	—	9,854
Other financial assets	499	22	126	17	1	—	—	665
Total financial assets	891,991	59,159	14,105	22,569	85,011	53,811	78,127	1,204,773
Other assets								13,751
Total assets								1,218,524
Liabilities
Deposits at amortised cost from bank and customers	240,546	33,576	27,124	12,752	3,481	1,296	601	319,376
Cash collateral and settlement balances	75,019	29,608	—	—	—	—	—	104,627
Repurchase agreements and other similar secured borrowing	18,522	1,823	84	3,931	3,702	1,335	—	29,397
Debt securities in issue	2,912	15,264	5,859	3,469	713	2,164	5,422	35,803
Subordinated liabilities	—	818	75	80	11,431	6,444	23,027	41,875
Trading portfolio liabilities	56,182	—	—	—	—	—	—	56,182
Financial liabilities designated at fair value	156,917	23,502	16,742	15,331	28,332	19,087	19,866	279,777
Derivative financial instruments	278,657	27	18	—	185	255	189	279,331
Liabilities included in disposal groups classified as held for sale	—	3,726	—	—	—	—	—	3,726
Other financial liabilities	4,333	4	9	19	71	40	392	4,868
Total financial liabilities	833,088	108,348	49,911	35,582	47,915	30,621	49,497	1,154,962
Other liabilities								4,342
Total liabilities								1,159,304

Contractual maturity of financial assets and liabilities (audited)

Barclays Bank Group	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
As at 31 December 2023	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	189,686	—	—	—	—	—	—	189,686
Cash collateral and settlement balances	56,656	47,052	—	—	—	—	—	103,708
Debt securities at amortised cost	3	4,781	300	3,910	11,033	8,527	10,492	39,046
Loans and advances at amortised cost to banks and customers	21,083	5,462	8,269	15,124	42,178	26,186	27,899	146,201
Reverse repurchase agreements and other similar secured lending	204	1	—	34	862	—	2	1,103
Trading portfolio assets	174,566	—	—	—	—	—	—	174,566
Financial assets at fair value through the income statement	156,958	17,758	6,213	5,900	11,000	3,456	2,951	204,236
Derivative financial instruments	255,229	100	—	—	275	280	227	256,111
Financial assets at fair value through other comprehensive income	1,278	1,675	283	4,419	7,578	10,765	25,425	51,423
Assets included in disposal groups classified as held for sale	—	—	—	3,916	—	—	—	3,916
Other financial assets	1,878	18	152	8	11	—	—	2,067
Total financial assets	857,541	76,847	15,217	33,311	72,937	49,214	66,996	1,172,063
Other assets								13,103
Total assets								1,185,166
Liabilities
Deposits at amortised cost from banks and customers	224,720	31,711	20,530	20,106	2,546	1,337	848	301,798
Cash collateral and settlement balances	64,130	28,858	—	—	—	—	—	92,988
Repurchase agreements and other similar secured borrowing	13,430	12,433	1,307	696	609	—	79	28,554
Debt securities in issue	2,563	17,004	9,683	7,286	2,405	800	5,912	45,653
Subordinated liabilities	257	121	266	204	11,232	7,151	16,672	35,903
Trading portfolio liabilities	57,761	—	—	—	—	—	—	57,761
Financial liabilities designated at fair value	181,214	31,970	13,867	14,579	23,460	13,994	19,489	298,573
Derivative financial instruments	249,404	21	—	—	28	55	372	249,880
Liabilities included in disposal groups classified as held for sale	—	—	—	3,164	—	—	—	3,164
Other financial liabilities	6,014	5	12	24	87	66	80	6,288
Total financial liabilities	799,493	122,123	45,665	46,059	40,367	23,403	43,452	1,120,562
Other liabilities								4,100
Total liabilities								1,124,662

Disclosure of contractual maturity of financial liabilities - undiscounted	The following table presents the cash flows payable by the Barclays Bank Group under financial liabilities by remaining contractual maturities at the balance sheet date. The amounts disclosed in the table are the contractual undiscounted cash flows of all financial liabilities (i.e. nominal values).
The balances in the below table do not agree directly to the balances in the consolidated balance sheet as the table incorporates all cash flows, on an undiscounted basis, related to both principal as well as those associated with all future coupon payments.
Derivative financial instruments held for trading and trading portfolio liabilities are included in the 'not more than one month' column at their fair value.

Contractual maturity of financial liabilities - undiscounted (audited)

	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2024
Deposits at amortised cost from banks and customers	240,695	33,769	27,410	13,059	3,687	1,531	762	320,913
Cash collateral and settlement balances	75,021	29,780	—	—	—	—	—	104,801
Repurchase agreements and other similar secured borrowing	18,542	1,832	84	4,065	3,892	1,508	—	29,923
Debt securities in issue	2,920	15,360	5,930	3,579	745	2,558	8,714	39,806
Subordinated liabilities	—	824	75	80	11,955	7,036	34,922	54,892
Trading portfolio liabilities	56,182	—	—	—	—	—	—	56,182
Financial liabilities designated at fair value	157,090	23,676	16,971	15,713	30,014	21,471	34,087	299,022
Derivative financial instruments	278,662	27	18	—	197	298	402	279,604
Liabilities included in disposal groups classified as held for sale	—	3,726	—	—	—	—	—	3,726
Other financial liabilities	4,335	10	18	35	127	86	3,680	8,291
Total financial liabilities	833,447	109,004	50,506	36,531	50,617	34,488	82,567	1,197,160

As at 31 December 2023
Deposits at amortised cost from banks and customers	224,753	31,931	20,850	20,720	2,738	1,556	1,017	303,565
Cash collateral and settlement balances	64,132	29,098	—	—	—	—	—	93,230
Repurchase agreements and other similar secured borrowing	13,463	12,516	1,326	719	632	—	213	28,869
Debt securities in issue	2,571	17,142	9,849	7,481	2,571	908	8,464	48,986
Subordinated liabilities	257	121	272	205	11,911	8,426	24,613	45,805
Trading portfolio liabilities	57,761	—	—	—	—	—	—	57,761
Financial liabilities designated at fair value	181,348	32,178	14,174	15,013	24,882	15,309	32,541	315,445
Derivative financial instruments	249,405	21	—	—	31	64	705	250,226
Liabilities included in disposal groups classified as held for sale	—	—	—	3,164	—	—	—	3,164
Other financial liabilities	6,014	7	14	28	101	73	92	6,329
Total financial liabilities	799,704	123,014	46,485	47,330	42,866	26,336	67,645	1,153,380

Disclosure of maturity analysis of off-balance sheet commitments given

Maturity analysis of off-balance sheet commitments given (audited)

	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2024
Contingent liabilities and financial guarantees	26,541	22	1	1	—	—	—	26,565
Documentary credits and other short- term trade related transactions	1,432	1	—	—	—	—	—	1,433
Standby facilities, credit lines and other commitments[1]	352,276	—	—	—	68	—	—	352,344
Total off-balance sheet commitments given	380,249	23	1	1	68	—	—	380,342

As at 31 December 2023
Contingent liabilities and financial guarantees	26,706	119	2	1	1	—	—	26,829
Documentary credits and other short- term trade related transactions	2,348	3	1	—	—	—	—	2,352
Standby facilities, credit lines and other commitments[1]	335,528	—	—	—	55	—	—	335,583
Total off-balance sheet commitments given	364,582	122	3	1	56	—	—	364,764
Note
1. Includes exposures relating to financial assets classified as assets held for sale.
Disclosure of capital resources

Capital resources (audited)
	2024	2023
As at 31 December	£m	£m
CET1 capital	26,995	25,470
T1 capital	33,787	33,864
Total regulatory capital	40,444	40,530

Total risk weighted assets (RWAs) (unaudited)	223,648	211,193

Disclosure of functional currency of the operation

Functional currency of operations (audited)

	Foreign currency net investments	Borrowings which hedge the net investments	Derivatives which hedge the net investments	Structural currency exposures pre- economic hedges	Other Equity instruments	Remaining structural currency exposures
	£m	£m	£m	£m	£m	£m
As at 31 December 2024
USD	27,742	(4,644)	(2,229)	20,868	(5,846)	15,023
EUR	9,559	(2,729)	—	6,830	(265)	6,565
INR	1,400	—	(992)	408	—	408
JPY	628	(215)	—	413	—	413
Other	2,037	—	(792)	1,245	(849)	396
Total	41,366	(7,588)	(4,013)	29,764	(6,960)	22,805

As at 31 December 2023
USD	26,199	(5,733)	(2,168)	18,298	(7,326)	10,972
EUR	9,521	(2,600)	—	6,921	(277)	6,644
INR	1,167	—	(891)	276	—	276
JPY	701	(174)	—	527	—	527
Other	1,793	—	(674)	1,119	(505)	614
Total	39,381	(8,507)	(3,733)	27,141	(8,108)	19,033

Disclosure of net interest income sensitivity (AEaR) by currency and analysis of equity sensitivity

Net Interest Income sensitivity (AEaR) by currency (audited)	2024		2023

	+25 basis points	-25 basis points	+25 basis points	-25 basis points

Barclays Bank Group	£m	£m	£m	£m
GBP	27	(28)	(27)	25
USD	(29)	29	18	(18)
EUR	(6)	6	20	(21)
Other currencies	(3)	3	(19)	19
Total	(11)	10	(8)	5

Analysis of equity sensitivity (audited)	31 December 2024		31 December 2023

	+25 basis points	-25 basis points	+25 basis points	-25 basis points

Barclays Bank Group	£m	£m	£m	£m
Net interest income	(11)	10	(8)	5
Taxation effects on the above	2	(2)	1	(1)
Effect on profit for the year	(9)	8	(7)	4
As percentage of net profit after tax	(0.2%)	0.2%	(0.2%)	0.1%

Effect on profit for the year (per above)	(9)	8	(7)	4
Fair value through other comprehensive income reserve	(193)	200	(234)	242
Cash flow hedge reserve	(588)	588	(585)	585
Taxation effects on the above[1]	219	(221)	131	(132)
Effect on equity	(571)	575	(695)	699
As percentage of equity	(1.0%)	1.0%	(1.1%)	1.2%
Note:
1  The 2024 methodology has been updated to reflect the expected tax rates of each component impacting equity.